As filed with the U.S. Securities and Exchange Commission on May 9, 2014
File Nos. 811-07763
333-10015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	58	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	59	[X]

(Check appropriate box or boxes)

LITMAN GREGORY FUNDS TRUST
(Exact name of Registrant as Specified in Charter)

4 Orinda Way, Suite 230-D, Orinda, California 94563
(Address of Principal Executive Offices)

(925) 254-8999
(Registrant's Telephone Number, including Area Code)

John Coughlan
4 Orinda Way, Suite 230-D
Orinda, California 94563
(Name and address of agent for Service)

Copies of Communications to:
Mitchell Nichter, Esq.
Paul Hastings LLP
55 Second Street, 24th Floor
San Francisco, California 94105

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 58 to the Registration Statement of Litman Gregory Funds Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 57 on Form N-1A filed on April 30, 2014.  This PEA No. 58 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 57 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post Effective Amendment No. 58 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Orinda and State of California, on the 9th day of May 2014.

LITMAN GREGORY FUNDS TRUST

By: /s/Jeremy DeGroot
Jeremy DeGroot
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 58 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

	Trustee	May 9, 2014
Julie Allecta

/s/ Jeremy DeGroot*	President, Principal Executive	May 9, 2014
Jeremy DeGroot	Officer and Trustee

/s/ Frederick A. Eigenbrod, Jr.*	Trustee	May 9, 2014
Frederick A. Eigenbrod, Jr.

/s/ Kenneth E. Gregory*	Trustee	May 9, 2014
Kenneth E. Gregory

/s/ Harold M. Shefrin*	Trustee	May 9, 2014
Harold M. Shefrin

/s/ Taylor M. Welz*	Trustee	May 9, 2014
Taylor M. Welz

/s/ John Coughlan	Chief Financial and Accounting Officer	May 9, 2014
John Coughlan

* By: /s/ John Coughlan
John Coughlan, Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE